Subsequent Events - Additional information (Detail) - $ / shares		12 Months Ended
	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share		$ 1.62	$ 1.52
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share	$ 0.16
New annual dividends paid ordinary shares per share	1.78
Dividend paid per common share	$ 0.445
Dividend increase percentage	10.00%